SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 301,644	$ 246,836
Bizguide Corporate Service Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due to related parties	2,832	1,892
KH Advisory Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due to related parties	6,297	937
Strategic Communications Sdn Bhd 180 Degree [Member]
Related Party Transaction [Line Items]
Due to related parties	177,632	132,774
Sdn Bhd 180 Degree Holding [Member]
Related Party Transaction [Line Items]
Due to related parties	6,794	5,965
Choo Keam Hui [Member]
Related Party Transaction [Line Items]
Due to related parties	44,002
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Due to related parties	64,087	105,268
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 301,644	$ 246,836